COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		3 Months Ended	8 Months Ended
	Feb. 20, 2021	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Deferred Underwriting Fees Payable Per Unit			$ 0.35
Deferred Underwriting Fees Payable			$ 72,450,000
Deferred Underwriting Discount Shares		$ 19,982,000	19,982,000
Deferred Underwriting Upfront Payment		3,996,400	3,996,400
Reimbursement of expenses payable		1,000,000	1,000,000
Transaction fee	$ 6,000,000
placement fee	500,000
Total fees	$ 125,000
Legal fees		$ 5,698,477	$ 2,152,960